UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,520,325	54,520,325
Par value (in dollars per share)	$ 0.10	$ 0.10	$ 0.10
Treasury stock (in shares)	838,185	838,185